FSB Bancorp, Inc. (Parent Company Only) Financial Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Interest Income	$ 8,724	$ 8,125
Net Income	938	513
Parent company
Income Statement [Abstract]
Interest Income	20	53
Other Expense	(89)	(37)
Equity in undistributed earnings of banking subsidiary	1,007	497
Net Income	$ 938	$ 513